UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22893

Fidelity Oxford Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® Commodity Strategy Central Fund Fidelity® Commodity Strategy Central Fund

This semi-annual shareholder report contains information about Fidelity® Commodity Strategy Central Fund for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Commodity Strategy Central Fund	$ 0 A	0.01%
A Amount represents less than $.50

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$527,525,780
Number of Holdings	55
Portfolio Turnover	0%
What did the Fund invest in?
(as of January 31, 2026)
COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets)

Industrial Metals - 31.8
Energy - 27.0
Agriculture - 21.9
Precious Metals - 14.9
Livestock - 4.4

DERIVATIVE EXPOSURE (% of Fund's net assets)
Futures Contracts	68.1
Swaps	51.2

ASSET ALLOCATION (% of Fund's total exposure)

Futures Contracts - 31.0
Swaps - 23.3
Short-Term Investments and Net Other Assets (Liabilities) - 45.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915314.101    2250-TSRS-0426

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Commodity Strategy Central Fund

Semi-Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Commodity Strategy Central Fund
Consolidated Schedule of Investments January 31, 2026 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 5.6%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 3/5/2026 (c)	3.65	3,000,000	2,990,689
US Treasury Bills 0% 4/16/2026 (c)(d)	3.60	20,000,000	19,854,365
US Treasury Bills 0% 4/23/2026 (c)(d)	3.61	7,000,000	6,944,416
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,787,500)			29,789,470

Money Market Funds - 90.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $477,739,366)	3.70	477,650,604	477,746,134

TOTAL INVESTMENT IN SECURITIES - 96.2% (Cost $507,526,866)	507,535,604
NET OTHER ASSETS (LIABILITIES) - 3.8%	19,990,176
NET ASSETS - 100.0%	527,525,780

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Commodity Contracts
CBOT Corn Contracts (United States)	532	7/2026	11,757,200	(215,407)
CBOT KC Hard Red Winter Wheat Contracts (United States)	145	7/2026	4,114,375	106,357
CBOT Soybean Contracts (United States)	216	7/2026	11,777,400	96,368
CBOT Soybean Meal Contracts (United States)	207	7/2026	6,263,820	(139,108)
CBOT Soybean Oil Contracts (United States)	205	7/2026	6,689,970	436,956
CBOT Wheat Contracts (United States)	226	7/2026	6,279,975	195,250
CEC Copper Contracts (United States)	93	7/2026	14,053,675	(74,222)
CEC Gold Bullion Contracts (United States)	72	6/2026	35,268,480	4,362,550
CEC Silver Bullion Contracts (United States)	22	7/2026	9,115,700	(197,150)
CME Lean Hogs Contracts (United States)	113	6/2026	4,878,210	352,441
CME Live Cattle Contracts (United States)	88	6/2026	8,156,720	335,349
ICE Brent Crude Oil Contracts (United Kingdom)	300	5/2026	20,391,390	1,780,233
ICE Cocoa Contracts (United States)	62	7/2026	2,649,260	(805,980)
ICE Coffee C Contracts (United States)	45	7/2026	5,214,375	(448,161)
ICE Cotton No 2 Contracts (United States)	106	7/2026	3,527,150	(58,182)
ICE Gas Oil Contracts (United Kingdom)	104	7/2026	6,970,600	573,040
ICE Sugar No 11 Contracts (United States)	379	6/2026	5,879,048	(293,476)
LME Aluminum Contracts (United Kingdom)	111	7/2026	8,727,514	(53,933)
LME Aluminum Contracts (United Kingdom)	125	5/2026	9,831,406	776,227
LME Aluminum Contracts (United Kingdom)	221	3/2026	17,336,953	2,659,568
LME Lead Contracts (United Kingdom)	40	7/2026	2,045,180	(44,687)
LME Lead Contracts (United Kingdom)	35	5/2026	1,768,751	(65,105)
LME Lead Contracts (United Kingdom)	63	3/2026	3,136,014	(69,676)
LME Nickel Contracts (United Kingdom)	45	7/2026	4,888,512	25,148
LME Nickel Contracts (United Kingdom)	49	5/2026	5,289,824	786,435
LME Nickel Contracts (United Kingdom)	87	3/2026	9,318,175	1,238,579
LME Zinc Contracts (United Kingdom)	61	7/2026	5,160,249	261,288
LME Zinc Contracts (United Kingdom)	60	5/2026	5,103,405	511,860
LME Zinc Contracts (United Kingdom)	123	3/2026	10,491,593	1,620,005
NYMEX Gasoline RBOB Contracts (United States)	64	6/2026	5,791,834	347,783
NYMEX Heating Oil Contracts (United States)	55	6/2026	5,321,778	425,441
NYMEX Natural Gas Contracts (United States)	532	6/2026	23,248,770	5,318,229
NYMEX WTI Crude Contracts (United States)	256	6/2026	16,353,280	1,197,006

TOTAL LONG				20,941,026

SHORT

Commodity Contracts
LME Aluminum Contracts (United Kingdom)	125	5/2026	9,831,406	40,296
LME Aluminum Contracts (United Kingdom)	221	3/2026	17,336,953	(1,478,166)
LME Lead Contracts (United Kingdom)	35	5/2026	1,768,751	41,640
LME Lead Contracts (United Kingdom)	63	3/2026	3,136,014	110,816
LME Nickel Contracts (United Kingdom)	49	5/2026	5,289,824	(26,057)
LME Nickel Contracts (United Kingdom)	87	3/2026	9,318,175	(1,422,550)
LME Zinc Contracts (United Kingdom)	60	5/2026	5,103,405	(300,929)
LME Zinc Contracts (United Kingdom)	123	3/2026	10,491,593	(1,114,127)

TOTAL SHORT				(4,149,077)

TOTAL FUTURES CONTRACTS				16,791,949
The notional amount of long futures as a percentage of Net Assets is 56.3%.
The notional amount of short futures as a percentage of Net Assets is 11.8%.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount ($)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Merrill Lynch International	2/2026	50,000,000	5,505,408	0	5,505,408
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	2/2026	20,000,000	2,202,402	0	2,202,402
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Citibank NA	2/2026	20,000,000	2,186,382	0	2,186,382
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Royal Bank of Canada	2/2026	50,000,000	5,479,378	0	5,479,378
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	JPMorgan Chase Bank NA	2/2026	40,000,000	4,628,647	0	4,628,647
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Citibank NA	5/2026	16,000,000	500,578	0	500,578
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	5/2026	17,000,000	531,864	0	531,864
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Merrill Lynch International	4/2026	28,000,000	875,973	0	875,973
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	JPMorgan Chase Bank NA	5/2026	14,000,000	437,986	0	437,986
Bloomberg Commodity Index 3M Forward Total Return	Receives	At Maturity	3m Us Auction Rate T-bill plus 11 basis points	At Maturity	Royal Bank of Canada	4/2026	15,000,000	469,271	0	469,271
TOTAL RETURN SWAPS								22,817,889	0	22,817,889

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,621,845.
(d)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $3,420,744.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	356,271,587	280,174,411	158,699,557	7,141,101	106	(413)	477,746,134	477,650,604	0.9%
Total	356,271,587	280,174,411	158,699,557	7,141,101	106	(413)	477,746,134

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	29,789,470	-	29,789,470	-

Money Market Funds	477,746,134	477,746,134	-	-
Total Investments in Securities:	507,535,604	477,746,134	29,789,470	-
Derivative Instruments:

Assets
Futures Contracts	23,598,865	23,598,865	-	-
Swaps	22,817,889	-	22,817,889	-
Total Assets	46,416,754	23,598,865	22,817,889	-

Liabilities
Futures Contracts	(6,806,916)	(6,806,916)	-	-
Total Liabilities	(6,806,916)	(6,806,916)	-	-
Total Derivative Instruments:	39,609,838	16,834,847	22,817,889	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Futures Contracts (a)	23,598,865	(6,806,916)
Swaps (b)	22,817,889	-
Total Commodity Risk	46,416,754	(6,806,916)
Total Value of Derivatives	46,416,754	(6,806,916)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Citibank NA	2,686,960	-	-	-	2,686,960
Goldman Sachs Bank USA	2,734,266	-	(2,734,266)	-	-
JPMorgan Chase Bank NA	5,066,633	-	-	-	5,066,633
Merrill Lynch International	6,381,381	-	(2,522,878)	-	3,858,503
Royal Bank of Canada	5,948,649	-	(5,113,952)	-	834,697
Total	$22,817,889	$-	$(10,371,096)	$-	$12,446,793

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of January 31, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $29,787,500)	$29,789,470
Fidelity Central Funds (cost $477,739,366)	477,746,134

Total Investment in Securities (cost $507,526,866)		$507,535,604
Receivable for fund shares sold		74,587
Distributions receivable from Fidelity Central Funds		1,279,437
Bi-lateral OTC swaps, at value		22,817,889
Total assets		531,707,517
Liabilities
Payable for fund shares redeemed	$561,455
Payable for daily variation margin on futures contracts	3,618,300
Other payables and accrued expenses	1,982
Total liabilities		4,181,737
Net Assets		$527,525,780
Net Assets consist of:
Paid in capital		$494,095,555
Total accumulated earnings (loss)		33,430,225
Net Assets		$527,525,780
Net Asset Value, offering price and redemption price per share ($527,525,780 ÷ 4,987,011 shares)		$105.78
Consolidated Statement of Operations
Six months ended January 31, 2026 (Unaudited)
Investment Income
Interest		$621,055
Income from Fidelity Central Funds		7,141,101
Total income		7,762,156
Expenses
Custodian fees and expenses	$1,573
Independent trustees' fees and expenses	430
Subsidiary directors' fees	7,470
Legal	6,768
Total expenses before reductions	16,241
Expense reductions	(155)
Total expenses after reductions		16,086
Net Investment income (loss)		7,746,070
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(53)
Fidelity Central Funds	106
Futures contracts	21,333,533
Total net realized gain (loss)		21,333,586
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,692
Fidelity Central Funds	(413)
Futures contracts	22,701,695
Swaps	22,817,889
Total change in net unrealized appreciation (depreciation)		45,521,863
Net gain (loss)		66,855,449
Net increase (decrease) in net assets resulting from operations		$74,601,519
Consolidated Statement of Changes in Net Assets

	Six months ended January 31, 2026 (Unaudited)	Year ended July 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,746,070	$11,945,447
Net realized gain (loss)	21,333,586	4,627,942
Change in net unrealized appreciation (depreciation)	45,521,863	2,422,488
Net increase (decrease) in net assets resulting from operations	74,601,519	18,995,877
Distributions to shareholders	(19,860,318)	(12,586,442)

Affiliated share transactions
Proceeds from sales of shares	115,069,531	175,589,325
Reinvestment of distributions	19,860,318	12,586,442
Cost of shares redeemed	(46,538,367)	(33,916,109)

Net increase (decrease) in net assets resulting from share transactions	88,391,482	154,259,658
Total increase (decrease) in net assets	143,132,683	160,669,093

Net Assets
Beginning of period	384,393,097	223,724,004
End of period	$527,525,780	$384,393,097

Other Information
Shares
Sold	1,139,719	1,872,489
Issued in reinvestment of distributions	211,894	144,693
Redeemed	(498,628)	(369,060)
Net increase (decrease)	852,985	1,648,122

Consolidated Financial Highlights
Fidelity® Commodity Strategy Central Fund

	Six months ended January 31, 2026 (Unaudited)	Years ended July 31, 2025	2024	2023 A	2022 A	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$92.98	$90.00	$99.64	$141.68	$133.63	$96.37
Income from Investment Operations
Net investment income (loss) B,C	1.94	4.14	5.04	4.04	.46	- D
Net realized and unrealized gain (loss)	16.07	3.91	(8.39)	(14.61)	30.36	37.72
Total from investment operations	18.01	8.05	(3.35)	(10.57)	30.82	37.72
Distributions from net investment income	(5.21)	(5.07)	(6.29)	(31.47)	(22.77)	(.46)
Total distributions	(5.21)	(5.07)	(6.29)	(31.47)	(22.77)	(.46)
Net asset value, end of period	$105.78	$92.98	$90.00	$99.64	$141.68	$133.63
Total Return E,F	20.17%	9.43%	(3.57)%	(8.89)%	27.64%	39.20%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.01% I	.01%	.01%	-% J	-% J	-% J
Expenses net of fee waivers, if any	.01 % I	.01%	.01%	-% J	-% J	-% J
Expenses net of all reductions, if any	.01% I	.01%	.01%	-% J	-% J	-% J
Net investment income (loss)	4.02% I	4.52%	5.44%	3.87%	.36%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$527,526	$384,393	$223,724	$240,150	$739,651	$761,909
Portfolio turnover rate K	0 % I	0%	0%	0%	0%	0%

APer share amounts have been adjusted to reflect the impact of the 1 for 23 reverse share split that occurred on November 18, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.0005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended January 31, 2026

1. Organization.
Fidelity Commodity Strategy Central Fund (the Fund) is a fund of Fidelity Oxford Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary ($)	% of Fund's Total Assets
Fidelity Commodity Strategy Central Fund	Geode Commodity Return Central Cayman Ltd.	84,823,900	16.1

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to controlled foreign corporations and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$46,416,754
Gross unrealized depreciation	(6,806,916)
Net unrealized appreciation (depreciation)	$39,609,838
Tax cost	$507,526,866

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(34,610,765)
Long-term	-
Total capital loss carryforward	$(34,610,765)

Due to large subscriptions in a prior period, approximately $32,665,054 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $411,607 of those capital losses per year to offset capital gains.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were primarily used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, a fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. A fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)(S)	Change in Net Unrealized Appreciation (Depreciation)($)
Commodity Risk
Futures Contracts	21,333,533	22,701,695
Swaps	-	22,817,889
Total Commodity Risk	21,333,533	45,519,584

A summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Commodity Strategy Central Fund	400,737,742

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps", and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Commodity Strategy Central Fund	105,000,000

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty at the specified payment frequency. A fund enters into total return swaps to manage its market exposure.
6. Fees and Other Transactions with Affiliates.
Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management services and the Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser pays all other expenses, except custody fees, the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

FMR provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses including custody and directors' fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $155.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Commodity Strategy Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract (the Advisory Contract) with Geode Capital Management, LLC (Geode) and the administration agreement with Fidelity Management & Research Company LLC (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract and administration agreement throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contract, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contract before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contract. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contract and administration agreement. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of the fund and its shareholders and the fact that no fee is payable under the Advisory Contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contract was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Geode, and also Geode's implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Geode. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Geode's investment staff, such as size, education, experience, and resources, as well as Geode's approach to recruiting, managing, and compensating investment personnel. The Board considered that Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. The Board also noted the extensive resources devoted by Fidelity to providing non-advisory services to the fund. The Board considered that Geode has established a Geode Fair Valuation Committee and undertaken compliance-related efforts in connection with Geode's designation as the fund's "valuation designee" pursuant to Rule 2a-5 under the Investment Company Act. Additionally, in its deliberations, the Board considered Geode's trading, risk management, compliance, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative services performed by Fidelity under separate agreements covering administration, transfer agency, and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contract should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays Geode a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the fact that Geode does not receive a management fee from the fund for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Geode in managing the fund. The Board also considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Geode presents to the Board information about the profitability of its relationship with the fund. In addition, a public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Geode and Fidelity in connection with the operation of the fund were not material factors in the Board's decision to renew the Advisory Contract because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contract should be renewed through September 30, 2026.

1.901063.116
CRC-SANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Oxford Street Trust II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Oxford Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Oxford Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2026